Income Taxes (Details 1) (USD $)	Jun. 30, 2014	Jun. 30, 2013
Deferred tax assets
Net operating loss carryforward	$ 2,267,379	$ 562,335
Start-up and organizational expenses	457,495	580,219
Stock-based compensation	1,683,247	1,265,350
Derivative expense	129,986	60,943
Other	17,093	(26)
Total deferred tax assets	4,555,200	2,468,821
Valuation allowance	(4,555,200)	(2,468,821)
Net deferred taxes	$ 0	$ 0